Employee benefit plans - Sensitivity analysis (Details) € in Thousands	Dec. 31, 2021 EUR (€)
Sensitivity analysis
Increase in actuarial assumption (as a percent)	0.50%
Decrease in actuarial assumption (as a percent)	0.50%
Discount rate
Sensitivity analysis
Increase (decrease) in pension liability due to increase in assumption	€ (99,694)
Increase (decrease) in pension liability due to decrease in assumption	115,977
Rate of compensation increase
Sensitivity analysis
Increase (decrease) in pension liability due to increase in assumption	17,323
Increase (decrease) in pension liability due to decrease in assumption	(17,070)
Rate of pension increase
Sensitivity analysis
Increase (decrease) in pension liability due to increase in assumption	52,479
Increase (decrease) in pension liability due to decrease in assumption	€ (47,396)